EVENTS AFTER THE REPORTING PERIOD	6 Months Ended
Jul. 01, 2022
Events After Reporting Period [Abstract]
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD
In connection with the ongoing dispute in Spain regarding the refund of historical VAT amounts, €218 million of VAT receivable and related interest is classified within Other non-current assets as at 1 July 2022. On 29 July 2022, the Arbitration Board provided a ruling which, based on our current interpretation, indicates the regional tax authorities of Bizkaia (Basque Region) as responsible for refunding CCEP. As at the time of issuance of these condensed consolidated interim financial statements, there is uncertainty on the timing of the refund and we consider that the non-current classification remains appropriate. We believe it remains a certainty that the amount due will be refunded to CCEP.